FEDERATED HERMES SUSTAINABLE HIGH YIELD BOND FUND, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 26, 2023

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-4720

RE:

FEDERATED HERMES SUSTAINABLE HIGH YIELD BOND FUND, INC.

(the “Registrant”)

(formerly, Federated Hermes High Income Bond Fund, Inc.)

Federated Hermes Sustainable High Yield Bond Fund, Inc. (the “Fund”)

(formerly, Federated Hermes High Income Bond Fund, Inc.)

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

1933 Act File No. 002-60103

1940 Act File No. 811-02782

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated May 31, 2023, that would have otherwise been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to 485(b) as Post-Effective Amendment No. 86 on May 26, 2023.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary